Plan of Arrangement (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Class of Stock [Line Items]
Cash paid		$ 407	$ 23
Plan of Arrangement (Textual) [Abstract]
Cost for plan of arrangement	10
Cash investment by Magna in Vehicle Electrification Partnership	145
Gain on disposal of investment income	16	(121)	(132)	(112)
Class A Subordinate Voting Share Issuance [Member]
Class of Stock [Line Items]
Issuance of Class A Subordinate Voting Shares	18.0
Class B Share Repurchase [Member]
Class of Stock [Line Items]
Number of shares repurchased	1.5
Cash paid	300
Stronach Group Investment in E-Car [Member]
Class of Stock [Line Items]
Investment by Stronach group	$ 80
Equity ownership and voting interest	27.00%
Magna International Inc [Member]
Class of Stock [Line Items]
Magna equity interest in the partnership	73.00%
Stronach Group [Member]
Class of Stock [Line Items]
Equity ownership and voting interest	7.40%